Shareholders' equity - Movement in number of ordinary shares (Details) $ / shares in Units, $ in Millions		6 Months Ended
	Feb. 14, 2022 AUD ($) $ / shares shares	Mar. 31, 2023 $ / shares shares	Sep. 30, 2022 AUD ($) $ / shares shares	Mar. 31, 2022 AUD ($) $ / shares shares
Reconciliation of movement in number of ordinary shares
Value of shares acquired in off-market buy back | $			$ 1	$ 3,502
Ordinary shares
Shareholders' equity
Par value | $ / shares		$ 0
Number of votes per ordinary shares | $ / shares		1
Reconciliation of movement in number of ordinary shares
Balance as at beginning of period		3,501,127,694	3,501,127,694	3,668,591,808
Dividend reinvestment plan		7,949,266
Issued shares for the period		7,949,266
Off-market share buy-back				(167,464,114)
Balance as at end of period		3,509,076,960	3,501,127,694	3,501,127,694
DRP average price per share for final dividend | $ / shares		$ 23.86	$ 23.96	$ 22.34
Value of shares acquired in off-market buy back | $	$ 3,500
Number of shares acquired in an off-market share buy-back	167,464,114
Average price per share of shares repurchased in an off-market buy back | $ / shares	$ 20.90
Fully franked dividend component, per share | $ / shares	$ 9.56
Fully franked dividend component, aggregate value | $	$ 1,601
Off-market share buy-back, capital component per share | $ / shares	$ 11.34
Off-market share buy-back, transaction costs | $	$ 1,902
Ordinary shares | Shares purchased on the market for 2021 final dividend
Reconciliation of movement in number of ordinary shares
Dividend reinvestment plan		9,971,443	10,286,188